Schedule IV - Reinsurance	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV - Reinsurance
SCHEDULE IV - REINSURANCE
For the Twelve Months Ended December 31, 2022, 2021 and 2020

Premiums Written

	Direct	Assumed	Ceded	Net Amount
	($ in millions)
2022	$2,531.7	$1,807.0	$(1,442.7)	$2,896.0
2021	$2,341.4	$1,597.0	$(1,350.7)	$2,587.7
2020	$2,042.1	$1,656.4	$(1,120.7)	$2,577.8

Premiums Earned

	Gross Amount	Assumed From Other Companies	Ceded to Other Companies	Net Amount	Percentage of Amount Assumed to Net
	($ in millions, except for percentages)
2022	$2,370.8	$1,617.2	$(1,299.3)	$2,688.7	60.1%
2021	$2,139.1	$1,479.2	$(1,207.8)	$2,410.5	61.4%
2020	$2,026.4	$1,612.0	$(1,110.9)	$2,527.5	63.8%